Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (1,872,987)	$ (7,467,685)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	7,159	5,888
Gain on forgiveness of debt	(30,652)	(6,775)
Stock issued for services	111,600	0
Loss on settlement of accrued payroll - related party	0	5,187,800
Warrants issued to consultants	574,642	1,132,899
Bad debt expense	0	6,238
Decrease in interest receivable	0	(46)
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	743	527
(Decrease) in accrued expenses and other payables - related party	110,625	223,749
Increase in accounts payable	194,311	117,251
Net Cash Used In Operating Activities	(904,559)	(800,154)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(41,805)	(3,473)
Net Cash Used In Investing Activities	(41,805)	(3,473)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder	0	150,000
Repayments of Notes Payable - Stockholder	0	(150,000)
Repayment of loan payable	(3,981)	(4,774)
Proceeds from issuance of common stock	1,150,000	1,050,000
Net Cash Provided by Financing Activities	1,146,019	1,045,226
Net Increase (Decrease) in Cash	199,655	241,599
Cash at Beginning of Period	295,381	53,782
Cash at End of Period	495,036	295,381
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	736,816	400,000
Shares issued for settlement of accrued payroll - related party	0	30,000
Settlement of accounts payable with stock issuance	3,509	0
Gain on the sale of the fixed asset to a related party	8,956	0
Fixed asset sold to related party to cancel accounts payable - related party	$ 5,548	$ 0